Income Tax - Income Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
The Netherlands taxes - current	$ 5	$ (1)	$ (11)
Foreign taxes - current	(90)	(130)	(104)
Current taxes	(85)	(131)	(115)
The Netherlands taxes - deferred			(2)
Foreign taxes - deferred	48	80	(64)
Income tax benefit (expense)	$ (37)	$ (51)	$ (181)